April 5, 2013

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-4720

Re:	American Century World Mutual Funds, Inc. (the "Registrant")
Post-Effective Amendment No. 56 under the Securities Act of 1933 (the “1933 Act”) File No. 033-39242, and Amendment No. 56 under the Investment Company Act of 1940 File No. 811-06247

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the 1933 Act, as amended, the undersigned hereby certifies that the form of prospectus and statement of additional information that would have been filed under paragraph (b) or (c) of such Rule 497 with respect to the Registrant would not have differed from that contained in the Registrant’s most recent registration statement, the text of which has been filed electronically.

If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-4916.

Sincerely,

/s/  Daniel K. Richardson
Daniel K. Richardson
Assistant Secretary

American Century Investments
P.O. Box 410141, 4500 Main Street	1-800-345-2021 or 816-531-5575
Kansas City, MO 64141-0141	www.americancentury.com